Transamerica Large Growth

SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 98.2%
Aerospace & Defense - 0.4%
Raytheon Technologies Corp.	62,783	$ 4,189,510

Air Freight & Logistics - 0.5%
FedEx Corp.	21,771	5,123,587

Automobiles - 0.8%
Tesla, Inc. (A)	11,954	9,485,858

Beverages - 1.2%
Constellation Brands, Inc., Class A	32,943	6,948,667
Monster Beverage Corp. (A)	70,759	6,144,004

		13,092,671

Biotechnology - 2.1%
Alnylam Pharmaceuticals, Inc. (A)	13,699	2,061,425
Exact Sciences Corp. (A) (B)	23,081	3,165,790
Moderna, Inc. (A)	25,879	4,481,208
Regeneron Pharmaceuticals, Inc. (A)	9,430	4,751,211
Seagen, Inc. (A)	24,013	3,944,615
Vertex Pharmaceuticals, Inc. (A)	25,346	5,806,262

		24,210,511

Building Products - 0.5%
Fortune Brands Home & Security, Inc.	63,433	5,471,096

Capital Markets - 0.2%
S&P Global, Inc.	8,582	2,720,494

Chemicals - 0.3%
PPG Industries, Inc.	28,649	3,859,307

Commercial Services & Supplies - 0.3%
Copart, Inc. (A)	29,716	3,261,331

Construction Materials - 0.3%
Vulcan Materials Co.	26,497	3,951,763

Consumer Finance - 0.6%
American Express Co.	58,384	6,787,724

Entertainment - 4.6%
Activision Blizzard, Inc.	42,062	3,827,642
Netflix, Inc. (A)	26,888	14,314,902
Spotify Technology SA (A)	85,453	26,917,695
Walt Disney Co. (A)	39,232	6,597,646

		51,657,885

Equity Real Estate Investment Trusts - 0.4%
American Tower Corp.	22,293	5,068,536

Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	27,382	9,650,238

Health Care Equipment & Supplies - 4.1%
Baxter International, Inc.	60,557	4,652,594
Becton Dickinson & Co.	16,360	4,282,885
DexCom, Inc. (A)	24,071	9,023,014
Edwards Lifesciences Corp. (A)	51,095	4,219,425
Intuitive Surgical, Inc. (A)	26,141	19,544,057
Teleflex, Inc.	12,376	4,673,549

		46,395,524

Health Care Providers & Services - 1.7%
Guardant Health, Inc. (A)	44,485	6,917,418
UnitedHealth Group, Inc.	38,456	12,828,152

		19,745,570

	Shares	Value
COMMON STOCKS (continued)
Health Care Technology - 1.9%
Veeva Systems, Inc., Class A (A)	76,448	$ 21,133,285

Hotels, Restaurants & Leisure - 1.8%
Airbnb, Inc., Class A (A)	41,413	7,604,669
Chipotle Mexican Grill, Inc. (A)	3,273	4,844,040
McDonald’s Corp.	16,581	3,446,195
Penn National Gaming, Inc. (A)	39,910	4,139,465

		20,034,369

Household Products - 0.6%
Procter & Gamble Co.	53,136	6,812,567

Interactive Media & Services - 13.6%
Alphabet, Inc., Class A (A)	15,468	28,265,605
Alphabet, Inc., Class C (A)	11,348	20,831,978
Facebook, Inc., Class A (A)	158,268	40,885,372
Pinterest, Inc., Class A (A)	127,034	8,703,099
Snap, Inc., Class A (A)	421,837	22,332,051
Twitter, Inc. (A)	394,858	19,952,175
Zillow Group, Inc., Class C (A) (B)	104,440	13,625,242

		154,595,522

Internet & Direct Marketing Retail - 9.1%
Amazon.com, Inc. (A)	25,660	82,271,092
Chewy, Inc., Class A (A) (B)	57,795	5,884,687
DoorDash, Inc., Class A (A)	33,141	6,405,161
Wayfair, Inc., Class A (A) (B)	30,187	8,220,524

		102,781,464

IT Services - 16.2%
Adyen NV (A) (B) (C)	2,708	5,657,080
EPAM Systems, Inc. (A)	13,299	4,580,575
Fastly, Inc., Class A (A)	58,250	6,369,637
FleetCor Technologies, Inc. (A)	24,273	5,892,271
Global Payments, Inc.	33,681	5,945,370
GoDaddy, Inc., Class A (A)	67,151	5,276,726
Leidos Holdings, Inc.	51,292	5,440,029
Mastercard, Inc., Class A	39,481	12,487,445
MongoDB, Inc. (A)	15,234	5,630,639
Okta, Inc. (A)	57,071	14,781,960
PayPal Holdings, Inc. (A)	50,947	11,937,391
Shopify, Inc., Class A (A)	24,942	27,401,032
Snowflake, Inc., Class A (A)	69,131	18,834,741
Square, Inc., Class A (A)	153,980	33,253,521
Twilio, Inc., Class A (A)	57,055	20,507,279

		183,995,696

Life Sciences Tools & Services - 2.3%
10X Genomics, Inc., Class A (A)	36,439	6,236,535
Illumina, Inc. (A)	24,789	10,571,021
Thermo Fisher Scientific, Inc.	18,806	9,585,418

		26,392,974

Machinery - 0.4%
Nordson Corp.	24,279	4,345,698

Metals & Mining - 0.1%
Royal Gold, Inc.	5,514	589,336

Transamerica Funds	Page 1

Transamerica Large Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 0.1%
Texas Pacific Land Corp. (B)	1,393	$ 1,159,310

Pharmaceuticals - 3.2%
Eli Lilly & Co.	54,617	11,358,698
Horizon Therapeutics PLC (A)	34,848	2,525,783
Merck & Co., Inc.	110,483	8,514,925
Royalty Pharma PLC, Class A (B)	287,545	13,517,490

		35,916,896

Professional Services - 0.3%
Equifax, Inc.	22,387	3,964,962

Road & Rail - 2.4%
Uber Technologies, Inc. (A)	525,767	26,777,313

Semiconductors & Semiconductor Equipment - 4.6%
Advanced Micro Devices, Inc. (A)	84,237	7,214,057
Entegris, Inc.	43,409	4,271,012
First Solar, Inc. (A)	33,877	3,358,905
KLA Corp.	18,264	5,115,198
Marvell Technology Group, Ltd.	90,690	4,666,907
Micron Technology, Inc. (A)	55,140	4,315,808
NVIDIA Corp.	16,579	8,614,283
Skyworks Solutions, Inc.	26,821	4,539,454
Teradyne, Inc.	38,546	4,374,200
Texas Instruments, Inc.	38,118	6,315,771

		52,785,595

Software - 13.9%
Adobe, Inc. (A)	24,960	11,450,899
Cloudflare, Inc., Class A (A)	73,332	5,621,631
Coupa Software, Inc. (A)	41,385	12,823,970
Datadog, Inc., Class A (A)	56,608	5,816,472
DocuSign, Inc. (A)	36,324	8,459,496
Guidewire Software, Inc. (A)	33,899	3,889,571
Microsoft Corp.	172,902	40,106,348
salesforce.com, Inc. (A)	52,456	11,831,975
ServiceNow, Inc. (A)	12,787	6,945,387
Splunk, Inc. (A)	26,922	4,442,938
Trade Desk, Inc., Class A (A)	11,500	8,808,885
Unity Software, Inc. (A) (B)	18,384	2,754,291
Workday, Inc., Class A (A)	32,820	7,467,535
Zoom Video Communications, Inc., Class A (A)	73,718	27,428,256

		157,847,654

Specialty Retail - 2.1%
Carvana Co. (A)	59,607	15,568,753
TJX Cos., Inc.	135,505	8,677,740

		24,246,493

Technology Hardware, Storage & Peripherals - 4.9%
Apple, Inc.	417,376	55,076,937

Textiles, Apparel & Luxury Goods - 1.9%
NIKE, Inc., Class B	65,697	8,776,462
PVH Corp.	54,536	4,649,739
Under Armour, Inc., Class C (A)	251,838	3,770,015
VF Corp.	57,193	4,396,426

		21,592,642

Total Common Stocks (Cost $636,132,572)		1,114,720,318

	Shares	Value
OTHER INVESTMENT COMPANY - 1.3%
Securities Lending Collateral - 1.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.06% (D)	15,146,950	$ 15,146,950

Total Other Investment Company (Cost $15,146,950)		15,146,950

Total Investments Excluding Options Purchased (Cost $651,279,522)		1,129,867,268
Total Options Purchased - 0.1% (Cost $2,530,391)		576,085

Total Investments (Cost $653,809,913)		1,130,443,353
Net Other Assets (Liabilities) - 0.4%		4,733,079

Net Assets - 100.0%		$ 1,135,176,432

Transamerica Funds	Page 2

Transamerica Large Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Put - USD vs. CNH	BNP	USD	7.45	01/06/2022	USD	106,849,265	$570,359	$350,252
Put - USD vs. CNH	BNP	USD	7.64	11/11/2021	USD	91,350,980	496,095	156,941
Put - USD vs. CNH	BNP	USD	7.99	09/10/2021	USD	85,473,788	517,594	47,181
Put - USD vs. CNH	RBS	USD	8.06	07/23/2021	USD	95,986,000	509,110	21,501
Put - USD vs. CNH	RBS	USD	8.48	05/28/2021	USD	70,035,672	437,233	210

Total							$2,530,391	$576,085

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,109,063,238	$5,657,080	$—	$1,114,720,318
Other Investment Company	15,146,950	—	—	15,146,950
Over-the-Counter Foreign Exchange Options Purchased	—	576,085	—	576,085

Total Investments	$1,124,210,188	$6,233,165	$—	$1,130,443,353

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $43,904,046, collateralized by cash collateral of $15,146,950 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $29,845,760. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, the value of the 144A security is $5,657,080, representing 0.5% of the Fund’s net assets.
(D)	Rate disclosed reflects the yield at January 31, 2021.
(E)	There were no transfers in or out of Level 3 during the period ended January 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

CURRENCY ABBREVIATIONS:

CNH	Chinese Yuan Renminbi (offshore)
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
RBS	Royal Bank of Scotland PLC

Transamerica Funds	Page 3

Transamerica Large Growth

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 4